Offsetting Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of offsetting of financial liabilities [abstract]
Summary of Information about Impact of Offsetting of Financial Assets and Liabilities	Santander UK engages in a variety of counterparty credit mitigation strategies in addition to netting and collateral arrangements. Therefore, the net amounts presented in the tables below do not purport to represent Santander UK’s actual credit exposure.

								Group
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset			Assets not subject to enforceable netting arrangements(2)
	Gross amounts	Amounts offset	Net amounts on balance sheet	Financial instruments	Financial collateral(1)	Net amount		Balance sheet total(3)
2023	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Derivative financial assets	3,469	(2,047)	1,422	(479)	(823)	120	50	1,472
Reverse repurchase, securities borrowing & similar agreements:
- Amortised cost	15,625	(3,157)	12,468	(118)	(12,350)	—	—	12,468
Loans and advances to customers and banks(4)	5,565	(805)	4,760	—	(180)	4,580	207,678	212,438
	24,659	(6,009)	18,650	(597)	(13,353)	4,700	207,728	226,378
Liabilities
Derivative financial liabilities	2,911	(2,047)	864	(479)	(226)	159	27	891
Repurchase, securities lending & similar agreements:
- Amortised cost	11,568	(3,157)	8,411	(118)	(8,293)	—	—	8,411
Deposits by customers and banks(4)	2,370	(805)	1,565	—	—	1,565	213,941	215,506
	16,849	(6,009)	10,840	(597)	(8,519)	1,724	213,968	224,808

2022
Assets
Derivative financial assets	4,557	(2,173)	2,384	(526)	(1,720)	138	55	2,439
Reverse repurchase, securities borrowing & similar agreements:
- Amortised cost	8,826	(1,478)	7,348	(9)	(7,339)	—	—	7,348
Loans and advances to customers and banks(4)	5,144	(908)	4,236	—	—	4,236	220,709	224,945
	18,527	(4,559)	13,968	(535)	(9,059)	4,374	220,764	234,732
Liabilities
Derivative financial liabilities	3,142	(2,173)	969	(526)	(158)	285	39	1,008
Repurchase, securities lending & similar agreements:
- Amortised cost	9,460	(1,478)	7,982	(9)	(7,973)	—	—	7,982
Deposits by customers and banks(4)	3,265	(908)	2,357	—	—	2,357	223,499	225,856
	15,867	(4,559)	11,308	(535)	(8,131)	2,642	223,538	234,846
(1)Financial collateral is reflected at its fair value but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
(4)The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.